Subsequent Events - Cash Distribution (Details) $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 15, 2019	Mar. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Subsequent Events
One-time cash distribution		$ 5,100		$ 5,120
Forward stock split	17,000,000
Subsequent Event
Subsequent Events
One-time cash distribution		$ 5,100
Forward stock split	17,000,000
2014 Management Incentive Plan | Subsequent Event
Subsequent Events
Increase in additional paid-in capital			$ 23,000